Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Multi-Manager Alternative Strategies Fund
(the “Fund”)

Supplement dated December 31, 2015 to the Summary Prospectus, Prospectus and
Statement of Additional Information of the Fund, each dated December 29, 2015

Pursuant to action taken by the Board of Trustees of BlackRock FundsSM, Marathon Asset Management, LP (“Marathon”) has been approved as a sub-adviser to the Fund. BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, expects that, effective on or about January 27, 2016, a portion of the Fund’s assets will be allocated to Marathon. Marathon intends to employ a fundamental long/short strategy as its principal investment strategy.

Effective January 27, 2016, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The tables in the sections entitled “Principal Investment Strategies of the Fund” or “Fund Overview — Principal Investment Strategies of the Fund”, as applicable, and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are hereby amended to add the following:

Fundamental Long/Short	Marathon Asset Management, LP

The second paragraph of the section entitled “Investment Manager” or “Fund Overview — Investment Manager”, as applicable, is hereby deleted in its entirety and replaced with the following:

The Fund’s Sub-Advisers are Benefit Street Partners, LLC, Ionic Capital Management LLC, LibreMax Capital, LLC, Marathon Asset Management, LP, Pine River Capital Management L.P. and QMS Capital Management LP.

BlackRock Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Multi-Manager Alternative Strategies Fund
(the “Fund”)

Supplement dated December 31, 2015 to the Summary Prospectus, Prospectus and
Statement of Additional Information of the Fund, each dated December 29, 2015

Pursuant to action taken by the Board of Trustees of BlackRock FundsSM, Marathon Asset Management, LP (“Marathon”) has been approved as a sub-adviser to the Fund. BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, expects that, effective on or about January 27, 2016, a portion of the Fund’s assets will be allocated to Marathon. Marathon intends to employ a fundamental long/short strategy as its principal investment strategy.

Effective January 27, 2016, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The tables in the sections entitled “Principal Investment Strategies of the Fund” or “Fund Overview — Principal Investment Strategies of the Fund”, as applicable, and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are hereby amended to add the following:

Fundamental Long/Short	Marathon Asset Management, LP

The second paragraph of the section entitled “Investment Manager” or “Fund Overview — Investment Manager”, as applicable, is hereby deleted in its entirety and replaced with the following:

The Fund’s Sub-Advisers are Benefit Street Partners, LLC, Ionic Capital Management LLC, LibreMax Capital, LLC, Marathon Asset Management, LP, Pine River Capital Management L.P. and QMS Capital Management LP.